S000013698 [Member] Investment Objectives and Goals - iShares 5-10 Year Investment Grade Corporate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF Ticker: IGIBStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years.